Income Taxes - Summary of Reconciliation of the Statutory Corporate Income Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax at statutory rate	21.00%	21.00%	21.00%
State income tax	4.50%	4.50%	4.20%
Change in valuation allowance	(23.90%)	(31.30%)	(25.20%)
Executive compensation	(2.00%)	0.00%	0.00%
Equity investments	(0.70%)	(0.60%)	(5.70%)
Tax credits	0.90%	4.80%	4.40%
Non-deductible expenses and change in fair value of warrant liability	0.90%	(0.20%)	(0.10%)
Other expenses	(0.60%)	0.30%	1.40%
Effective tax rate	0.10%	(1.50%)	0.00%